JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.6%
Argentina — 1.4%
Vista Energy SAB de CV, ADR *	1,381	61,748
YPF SA, ADR *	1,425	47,774
		109,522
Brazil — 11.0%
Banco BTG Pactual SA	7,561	52,864
Banco do Brasil SA	10,375	36,649
Embraer SA, ADR	1,425	82,039
Itau Unibanco Holding SA, ADR	12,397	77,733
MercadoLibre, Inc. *	97	230,118
NU Holdings Ltd., Class A *	12,800	156,417
Petroleo Brasileiro SA, ADR	7,728	89,801
Telefonica Brasil SA	10,244	57,643
WEG SA	11,321	74,805
		858,069
China — 22.4%
Advanced Micro-Fabrication Equipment, Inc., Class A	2,065	56,452
Alibaba Group Holding Ltd., ADR	721	86,957
BYD Co. Ltd., Class A	4,083	59,218
Contemporary Amperex Technology Co. Ltd., Class A	2,886	105,400
Full Truck Alliance Co. Ltd., ADR	9,617	111,071
Fuyao Glass Industry Group Co. Ltd., Class A	9,013	68,219
H World Group Ltd., ADR	1,854	57,873
KE Holdings, Inc., ADR	2,887	53,186
Meituan * (a)	4,282	66,067
Midea Group Co. Ltd., Class A	11,980	116,354
Montage Technology Co. Ltd., Class A	7,189	84,428
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,290	41,286
Tencent Holdings Ltd.	7,069	494,917
Tencent Music Entertainment Group, ADR	7,222	151,580
Trip.com Group Ltd., ADR	1,419	87,899
Yum China Holdings, Inc.	2,193	102,375
		1,743,282
Greece — 0.7%
National Bank of Greece SA	3,999	55,786
Guatemala — 0.7%
Millicom International Cellular SA	1,425	57,203
Hong Kong — 2.8%
AIA Group Ltd.	13,026	121,453
Techtronic Industries Co. Ltd.	7,744	92,606
		214,059
India — 14.1%
Apollo Hospitals Enterprise Ltd.	441	37,586
Bajaj Finance Ltd.	16,171	161,831
Bharat Electronics Ltd.	13,367	58,070

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Bharti Airtel Ltd.	3,361	73,173
Dr Reddy's Laboratories Ltd.	3,968	57,254
HDFC Asset Management Co. Ltd. (a)	1,497	96,216
HDFC Bank Ltd.	4,076	93,534
Hindustan Aeronautics Ltd. (a)	439	22,609
ICICI Bank Ltd.	4,344	73,143
MakeMyTrip Ltd. *	1,091	102,056
Max Healthcare Institute Ltd.	3,817	54,153
NTPC Ltd.	19,493	73,983
Shriram Finance Ltd.	14,755	105,678
Tata Motors Ltd.	5,751	43,466
UltraTech Cement Ltd.	293	40,751
		1,093,503
Indonesia — 1.1%
Bank Central Asia Tbk. PT	161,845	81,116
Mexico — 1.9%
Grupo Financiero Banorte SAB de CV, Class O	12,157	108,266
Grupo Mexico SAB de CV	5,975	37,275
		145,541
Panama — 0.7%
Copa Holdings SA, Class A	511	56,566
Portugal — 1.1%
Jeronimo Martins SGPS SA	3,608	87,965
Saudi Arabia — 0.7%
Al Rajhi Bank	2,225	56,106
Singapore — 2.5%
Grab Holdings Ltd., Class A *	17,625	86,185
Sea Ltd., ADR *	686	107,485
		193,670
South Africa — 1.8%
Bid Corp. Ltd.	2,456	61,748
Capitec Bank Holdings Ltd.	395	76,667
		138,415
South Korea — 10.1%
Hanwha Aerospace Co. Ltd.	294	209,410
Hanwha Vision Co. Ltd. *	845	37,159
Kia Corp.	916	67,019
Samsung Electronics Co. Ltd.	2,150	109,590
SK Hynix, Inc.	1,857	359,845
		783,023
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	10,481	174,796

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — 17.4%
ASE Technology Holding Co. Ltd.	7,791	37,782
Delta Electronics, Inc.	5,307	99,974
MediaTek, Inc.	2,370	107,324
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,664	643,642
Taiwan Semiconductor Manufacturing Co. Ltd.	8,750	336,869
Wiwynn Corp.	1,396	127,408
		1,352,999
Turkey — 4.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,684	145,723
BIM Birlesik Magazalar A/S	6,047	79,025
Turkiye Garanti Bankasi A/S	16,324	57,230
Yapi ve Kredi Bankasi A/S *	45,706	37,800
		319,778
United States — 1.8%
ExlService Holdings, Inc. *	1,262	54,817
Globant SA *	326	27,466
Monolithic Power Systems, Inc.	81	57,704
		139,987
Total Common Stocks (Cost $5,106,482)		7,661,386
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (b) (c) (Cost $23,635)	23,630	23,635
Total Investments — 98.9% (Cost $5,130,117)		7,685,021
Other Assets in Excess of Liabilities — 1.1%		86,829
NET ASSETS — 100.0%		7,771,850

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	21.9%
Banks	14.1
Aerospace & Defense	6.7
Interactive Media & Services	6.4
Hotels, Restaurants & Leisure	5.4
Broadline Retail	4.1
Consumer Finance	3.5
Entertainment	3.4
Technology Hardware, Storage & Peripherals	3.1
Consumer Staples Distribution & Retail	3.0
Oil, Gas & Consumable Fuels	2.6
Ground Transportation	2.6
Electrical Equipment	2.3
Automobiles	2.2
Capital Markets	1.9
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.7
Insurance	1.6
Household Durables	1.5
Machinery	1.2
Health Care Providers & Services	1.2
Independent Power and Renewable Electricity Producers	1.0
Others (each less than 1.0%)	6.5
Short-Term Investments	0.3

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$109,522	$—	$—	$109,522
Brazil	858,069	—	—	858,069
China	650,941	1,092,341	—	1,743,282
Greece	—	55,786	—	55,786
Guatemala	57,203	—	—	57,203
Hong Kong	—	214,059	—	214,059
India	102,056	991,447	—	1,093,503
Indonesia	—	81,116	—	81,116

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$145,541	$—	$—	$145,541
Panama	56,566	—	—	56,566
Portugal	—	87,965	—	87,965
Saudi Arabia	—	56,106	—	56,106
Singapore	193,670	—	—	193,670
South Africa	61,748	76,667	—	138,415
South Korea	—	783,023	—	783,023
Spain	—	174,796	—	174,796
Taiwan	643,642	709,357	—	1,352,999
Turkey	79,025	240,753	—	319,778
United States	139,987	—	—	139,987
Total Common Stocks	3,097,970	4,563,416	—	7,661,386
Short-Term Investments
Investment Companies	23,635	—	—	23,635
Total Investments in Securities	$3,121,605	$4,563,416	$—	$7,685,021
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$89,919	$2,043,045	$2,109,338	$5	$4	$23,635	23,630	$1,184	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	—	197,859	197,859	—	—	—	—	252	—
Total	$89,919	$2,240,904	$2,307,197	$5	$4	$23,635		$1,436	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.